INCOME TAXES - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Write-down of Prepaid expenses and other current assets	$ 4,249
Write-down of inventory	3,874
Provision for doubtful accounts	2,315
Write down of Other non-current assets	1,054
Accrued expense	207
Accrued payroll and welfare	61
Advertising expense	6
Net operating loss carry forwards	13,474	$ 388	$ 402
Subtotal	25,240	388	402
Valuation allowance	$ (25,240)	$ (388)	$ (402)	$ (381)